Finance Expense - Schedule of finance expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Other Income and Expenses [Abstract]
Interest and accretion on convertible loan	$ 1,654	$ 2,412
Interest on loans payable	422	399
Interest on term loan	214	213
Total	$ 2,290	$ 3,024